PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 7 - PROPERTY AND EQUIPMENT:

	December 31
	2025	2024
	U.S. dollars in thousands

Cost:
Computers and peripheral equipment	348	313
Office furniture and equipment	168	169
Machines and equipment	123	656
Leasehold improvements	286	262
Energy Storage systems	-	389
	925	1,789

Accumulated depreciation:	(636)	(862)

Depreciated cost	289	927

For the years ended December 31, 2025, 2024 and 2023, depreciation expenses amounted to $364 thousand, $374 thousand and $239 thousand, respectively.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

As of December 31, 2025, the company recorded a loss of $453 thousand related to operational equipment. The expenses were recorded as general and administrative expenses.